UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2003
                                                -------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                SC Fundamental LLC
Address:             747 Third Avenue
                     27th Floor
                     New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Neil H. Koffler
Title:               Member
Phone:               (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                    New York, NY             August 14, 2003
-------------------------------  ---------------------------    --------------
    [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      0
                                          -------------------------------

Form 13F Information Table Entry Total:                87
                                          ------------------------------

Form 13F Information Table Value Total:            $84,713
                                          -------------------------------
                                                  (thousands)


List of Other Included Managers:

                                                    NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2003

                                                                                                                          ITEM 5:
                                        ITEM 2:                                    ITEM 3:             ITEM 4:           Shares or
     ITEM 1:                           Title of                                    Cusip                Fair            Principal
  Name of Issuer                         Class                                     Number           Market Value          Amount
------------------------------------------------------------------------------------------------------------------------------------
3 COM Corp                               Common                                   885535104              53,705          11,500 SH
Aames Fin Corp Conv PFD                  Conv. Pfd.                               00253A408              79,200          26,400 SH
Aames Financial 5.5% of 3/15/06          Cvt. Sub. Debtentures                    00253AAE1           2,172,670       2,602,000 PRN
Amern Bk Nt Holographic Inc              Common                                    24377103              19,284          16,070 SH
Apex Silver Mines Ltd.                   Common                                   G04074103             324,500          22,000 SH
Arizona Star Resources Corp              Common                                   04059G106             224,800         134,640 SH
Auspex System Inc                        Common                                   052116100               5,962         165,600 SH
Baycorp Holdings Ltd.                    Common                                    72728108             359,093          25,834 SH
Canadian Superior Energy Inc.            Common                                   136644101             232,645         195,500 SH
Canyon Resources Corp.                   Common                                   138869300              93,150          69,000 SH
Caraco Phamaceutical Lab                 Common                                   14075T107             304,520          46,000 SH
Catalytica Energy System                 Common                                   148884109              89,370          33,100 SH
Centrex Inc.                             Common                                   15640E103               9,775         115,000 SH
Chief Consolidated Mining Co.            Common                                   168628105             172,128         330,000 SH
CINAR Corp                               Common                                   171905300             363,000         132,000 SH
Corvas Int'l Inc.                        Common                                   221005101             169,182          62,660 SH
Cosine Communication                     Common                                   221222607             307,063          50,587 SH
Crystlex Inc                             Common                                   22942F101             303,715         218,500 SH
Cygne Designs Inc.                       Common                                   232556100               1,782          11,880 SH
Delphi Financial Group                   Common                                   247131105          22,686,534         484,755 SH
DUSA Phamaceutical                       Common                                   266898105             193,114          76,938 SH
Ediets.com                               Common                                   280597105              89,930          39,100 SH
Empire Energy Corp.                      Common                                   291645208              11,990         119,900 SH
Endocare Inc.                            Common                                   26264P104             143,336          34,960 SH
EP Medsystems                            Common                                   26881P103             342,446         139,774 SH
Esco Technologies                        Common                                   296315104          11,182,600         254,150 SH
ESG Re Ltd.                              Common                                   000G312151            129,426         431,420 SH
Fidelity Bankshares                      Common                                   31604Q107           3,944,602         176,888 SH
Filenet Corp                             Common                                   316869106           2,772,540         154,030 SH
G III Apparel Grp Ltd                    Common                                   36237H101             173,319          23,140 SH
Gabriel Resources Ltd                    Common                                   361970106              21,818          12,050 SH
Gold Field Ltd                           Common                                   38059T106             140,070          11,500 SH
Grace W R & Co.                          Common                                   38388F108              83,790          19,000 SH
Great Northern Explorations Ltd.         Common                                   391018108              96,117          34,500 SH
Harmony Gold                             Common                                   413216300             154,905          11,500 SH
Hollywood Entertainment                  Common                                   436141105           6,026,505         346,550 SH
Integrated Telecom Exp Inc               Common                                   45817U101              49,906         216,984 SH
Intermet Corp                            Common                                   45881K104              79,350          23,000 SH
Isle Capri Casinos                       Common                                   464592104           1,269,618          77,700 SH
Jacksonville Savings Bank                Common                                   46924P100              43,115           2,574 SH
Juina Mining Corp                        Common                                   48131Q202               9,315         621,000 SH
Kick Energy Corp.                        Common                                   49374P109              52,909          46,000 SH
Liberate Tech.                           Common                                   530129105             342,700         115,000 SH
London Pacific Group Ltd                 Sponsored ADR                            542073200             153,852         102,568 SH
Max Worldwide Inc.                       Common                                   577940109             285,026         395,870 SH
Media Arts Group Inc                     Common                                   58439C102               4,410           1,716 SH
Michaels Stores Inc.                     Common                                   594087108           6,693,518         175,960 SH
Miix Group Inc.                          Common                                   59862V104              46,682          62,242 SH
MIPS Technologies                        Common - Class B                         604567206             129,626          52,480 SH
Misonix Inc.                             Common                                   604871103              38,065          11,500 SH
MM Companies                             Common                                   55310J107              35,699          26,444 SH
Molex Inc.                               Common - Class A                         608554200           1,068,836          46,170 SH
Motor Parts & Accessories                Common                                   620071100              32,340           9,800 SH
Mutual Risk Mgmt Ltd.                    Common                                   628351108               7,932         991,444 SH
Nash Finch Co.                           Common                                   631158102             383,410          23,000 SH
NCRIC Group Inc                          Common                                   628806105             681,804          67,173 SH
Netmanage Inc.                           Common                                   641144308              30,792           9,030 SH
Nevsun Resources Ltd                     Common                                   64156L101             124,251          46,000 SH
New York community                       Common                                   649445103           6,569,715         225,841 SH
Newmont Mining Corp.                     Common                                   651639106             723,858          22,300 SH
Northern Orion Explorations Ltd          Common                                   665575106             102,120          92,000 SH
Northgate Exploration Ltd                Common                                   666416102             124,260         114,000 SH


                             ** TABLE CONTINUED **

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2003


                                                                                                                          ITEM 5:
                                        ITEM 2:                                    ITEM 3:             ITEM 4:           Shares or
     ITEM 1:                           Title of                                    Cusip                Fair            Principal
  Name of Issuer                         Class                                     Number           Market Value          Amount
------------------------------------------------------------------------------------------------------------------------------------
Personnel Group of America               Common                                   715338109             160,931         850,491 SH
Personnel Group of America               Series B Conv. Participating Pfd Stock   715338109             138,915           8,381 SH
Pharmacyclics Inc                        Common                                   716933106             312,413          65,910 SH
Pomeroy Computer Res Inc                 Common                                   731822102           2,187,668         197,800 SH
Progress Financial Corp.                 Common                                   743266108             619,344          44,880 SH
Read Rite Corp                           Common                                   755246204              33,189         510,600 SH
Rio Alto Resources                       Common                                   766893101             350,708         556,680 SH
Scpie Holding Inc                        Common                                   78402P104           1,953,823         254,404 SH
Seabord Corp                             Common                                   811543107              95,220             460 SH
Selectica Inc.                           Common                                   816288104             437,460         138,000 SH
Sierra Pacific Resources                 Common                                   826428104             486,367          81,880 SH
Standard Mgt Corp                        Common                                   853612109              12,236           3,380 SH
SYM Corp                                 Common                                   871551107             122,749          19,090 SH
Tenet Healthcare Corp                    Common                                   88033G100             133,975          11,500 SH
Terraquest Energy Corp.                  Common                                   88103P105             165,874         859,740 SH
Texas Geno Hldg                          Common                                   882443104           1,491,023          64,130 SH
Traffic Inc                              Common                                   892721101              46,050          15,000 SH
Travis Boats & Motor Inc.                Common                                   894363100              37,260          46,000 SH
TXU Europe Capital I                     Common                                   87316S203             226,223          43,090 SH
UnitedHealth Group                       Common                                   91324P102           1,658,250          33,000 SH
US Oncology                              Common                                   90338W103             764,821         103,494 SH
Wheaton River Minerals                   Common                                   962902102             172,720         136,000 SH
Windmill & Co Inc                        Common                                   974259103              65,042          31,728 SH
Wyndham Int'l Inc.                       Common                                   983101106              50,600         115,000 SH
Zonagen Inc                              Common                                   98975L108             428,424         261,234 SH


                             ** TABLE CONTINUED **

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2003



                                                            ITEM 6:                                             ITEM 8:
                                                     INVESTMENT DISCRETION                             VOTING AUTHORITY SHARES
                                                      (b) Shares                   ITEM 7:
     ITEM 1:                                         as Defined      (c) Shared    Managers
  Name of Issuer                         (a) Sole     in Instr. V       Other     See Instr. V  (a) Sole       (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
3 COM Corp                               11,500        --              --           --               11,500     --             --
Aames Fin Corp Conv PFD                  26,400        --              --           --               26,400     --             --
Aames Financial 5.5% of 3/15/06       2,602,000        --              --           --            2,602,000     --             --
Amern Bk Nt Holographic Inc              16,070        --              --           --               16,070     --             --
Apex Silver Mines Ltd.                   22,000        --              --           --               22,000     --             --
Arizona Star Resources Corp             134,640        --              --           --              134,640     --             --
Auspex System Inc                       165,600        --              --           --              165,600     --             --
Baycorp Holdings Ltd.                    25,834        --              --           --               25,834     --             --
Canadian Superior Energy Inc.           195,500        --              --           --              195,500     --             --
Canyon Resources Corp.                   69,000        --              --           --               69,000     --             --
Caraco Phamaceutical Lab                 46,000        --              --           --               46,000     --             --
Catalytica Energy System                 33,100        --              --           --               33,100     --             --
Centrex Inc.                            115,000        --              --           --              115,000     --             --
Chief Consolidated Mining Co.           330,000        --              --           --              330,000     --             --
CINAR Corp                              132,000        --              --           --              132,000     --             --
Corvas Int'l Inc.                        62,660        --              --           --               62,660     --             --
Cosine Communication                     50,587        --              --           --               50,587     --             --
Crystlex Inc                            218,500        --              --           --              218,500     --             --
Cygne Designs Inc.                       11,880        --              --           --               11,880     --             --
Delphi Financial Group                  484,755        --              --           --              484,755     --             --
DUSA Phamaceutical                       76,938        --              --           --               76,938     --             --
Ediets.com                               39,100        --              --           --               39,100     --             --
Empire Energy Corp.                     119,900        --              --           --              119,900     --             --
Endocare Inc.                            34,960        --              --           --               34,960     --             --
EP Medsystems                           139,774        --              --           --              139,774     --             --
Esco Technologies                       254,150        --              --           --              254,150     --             --
ESG Re Ltd.                             431,420        --              --           --              431,420     --             --
Fidelity Bankshares                     176,888        --              --           --              176,888     --             --
Filenet Corp                            154,030        --              --           --              154,030     --             --
G III Apparel Grp Ltd                    23,140        --              --           --               23,140     --             --
Gabriel Resources Ltd                    12,050        --              --           --               12,050     --             --
Gold Field Ltd                           11,500        --              --           --               11,500     --             --
Grace W R & Co.                          19,000        --              --           --               19,000     --             --
Great Northern Explorations Ltd.         34,500        --              --           --               34,500     --             --
Harmony Gold                             11,500        --              --           --               11,500     --             --
Hollywood Entertainment                 346,550        --              --           --              346,550     --             --
Integrated Telecom Exp Inc              216,984        --              --           --              216,984     --             --
Intermet Corp                            23,000        --              --           --               23,000     --             --
Isle Capri Casinos                       77,700        --              --           --               77,700     --             --
Jacksonville Savings Bank                 2,574        --              --           --                2,574     --             --
Juina Mining Corp                       621,000        --              --           --              621,000     --             --
Kick Energy Corp.                        46,000        --              --           --               46,000     --             --
Liberate Tech.                          115,000        --              --           --              115,000     --             --
London Pacific Group Ltd                102,568        --              --           --              102,568     --             --
Max Worldwide Inc.                      395,870        --              --           --              395,870     --             --
Media Arts Group Inc                      1,716        --              --           --                1,716     --             --
Michaels Stores Inc.                    175,960        --              --           --              175,960     --             --
Miix Group Inc.                          62,242        --              --           --               62,242     --             --
MIPS Technologies                        52,480        --              --           --               52,480     --             --
Misonix Inc.                             11,500        --              --           --               11,500     --             --
MM Companies                             26,444        --              --           --               26,444     --             --
Molex Inc.                               46,170        --              --           --               46,170     --             --
Motor Parts & Accessories                 9,800        --              --           --                9,800     --             --
Mutual Risk Mgmt Ltd.                   991,444        --              --           --              991,444     --             --
Nash Finch Co.                           23,000        --              --           --               23,000     --             --
NCRIC Group Inc                          67,173        --              --           --               67,173     --             --
Netmanage Inc.                            9,030        --              --           --                9,030     --             --
Nevsun Resources Ltd                     46,000        --              --           --               46,000     --             --
New York community                      225,841        --              --           --              225,841     --             --
Newmont Mining Corp.                     22,300        --              --           --               22,300     --             --
Northern Orion Explorations Ltd          92,000        --              --           --               92,000     --             --
Northgate Exploration Ltd               114,000        --              --           --              114,000     --             --


                             ** TABLE CONTINUED **

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2003

                                                 ITEM 6:                                                       ITEM 8:
                                            INVESTMENT DISCRETION                                       VOTING AUTHORITY SHARES
                                               (b) Shares                             ITEM 7:
     ITEM 1:                                  as Defined      (c) Shared            Managers
  Name of Issuer                  (a) Sole     in Instr. V       Other             See Instr. V   (a) Sole  (b) Shared   (c) None
------------------------------------------------------------------------------------------------------------------------------------
Personnel Group of America       850,491          --              --                   --          850,491     --          --
Personnel Group of America         8,381          --              --                   --            8,381     --          --
Pharmacyclics Inc                 65,910          --              --                   --           65,910     --          --
Pomeroy Computer Res Inc         197,800          --              --                   --          197,800     --          --
Progress Financial Corp.          44,880          --              --                   --           44,880     --          --
Read Rite Corp                   510,600          --              --                   --          510,600     --          --
Rio Alto Resources               556,680          --              --                   --          556,680     --          --
Scpie Holding Inc                254,404          --              --                   --          254,404     --          --
Seabord Corp                         460          --              --                   --              460     --          --
Selectica Inc.                   138,000          --              --                   --          138,000     --          --
Sierra Pacific Resources          81,880          --              --                   --           81,880     --          --
Standard Mgt Corp                  3,380          --              --                   --            3,380     --          --
SYM Corp                          19,090          --              --                   --           19,090     --          --
Tenet Healthcare Corp             11,500          --              --                   --           11,500     --          --
Terraquest Energy Corp.          859,740          --              --                   --          859,740     --          --
Texas Geno Hldg                   64,130          --              --                   --           64,130     --          --
Traffic Inc                       15,000          --              --                   --           15,000     --          --
Travis Boats & Motor Inc.         46,000          --              --                   --           46,000     --          --
TXU Europe Capital I              43,090          --              --                   --           43,090     --          --
UnitedHealth Group                33,000          --              --                   --           33,000     --          --
US Oncology                      103,494          --              --                   --          103,494     --          --
Wheaton River Minerals           136,000          --              --                   --          136,000     --          --
Windmill & Co Inc                 31,728          --              --                   --           31,728     --          --
Wyndham Int'l Inc.               115,000          --              --                   --          115,000     --          --
Zonagen Inc                      261,234          --              --                   --          261,234     --          --



                              ** TABLE COMPLETE **